Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2019 € / $	Dec. 31, 2019 € / $	Dec. 31, 2019 € / $ € / ₨	Dec. 31, 2019 € / $ € / د.إ	Dec. 31, 2018 € / $	Dec. 31, 2018 € / $ € / ₨	Dec. 31, 2018 € / $ € / د.إ	Dec. 31, 2017 € / $	Dec. 31, 2017 € / $ € / ₨	Dec. 31, 2017 € / $ € / د.إ	Dec. 31, 2019 € / ₨	Dec. 31, 2019 € / د.إ	Dec. 31, 2018 € / ₨	Dec. 31, 2018 € / د.إ	Dec. 31, 2017 € / ₨	Dec. 31, 2017 € / د.إ
Foreign currency and currency translation
Average rate		1.1191	78.7980	4.0985	1.1779	79.3177	4.2713	1.1297	73.5324	4.1549
Closing rate	1.1234	1.1234	1.1234	1.1234	1.1419	1.1419	1.1419	1.1993	1.1993	1.1993	80.1870	4.0795	78.5156	4.1396	76.6055	4.3874
Building
Property, plant and equipment
Estimated useful life of property, plant and equipment	33 years
Leases
Estimated useful life of right-of-use assets	33 years
Offices | Minimum
Leases
Estimated useful life of right-of-use assets	4 years
Offices | Maximum
Leases
Estimated useful life of right-of-use assets	12 years
Plant and other equipment, furniture and fixtures | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	2 years
Leases
Estimated useful life of right-of-use assets	2 years
Plant and other equipment, furniture and fixtures | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	15 years
Leases
Estimated useful life of right-of-use assets	15 years
Software, patents and trademarks | Minimum
Intangible assets
Estimated useful lives	3 years
Software, patents and trademarks | Maximum
Intangible assets
Estimated useful lives	7 years
Capitalized development costs
Intangible assets
Estimated useful lives	7 years